February 2, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE: The Gabelli Equity Series Funds, Inc. (the "Company") FILE NOS. 33-41913 AND 811-06367
                  -----------------------------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Company do not differ from those contained in Post-Effective Amendment No. 27 to the Company's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on January 28, 2010 (Accession #0000950123-10-006164).

If you have any comments on this filing, please contact the undersigned at (617) 338-4708.

Sincerely,


/s/ HALEY BUTLER
----------------
Haley Butler
Associate - Regulatory Administration
PNC Global Investment Servicing
99 High Street - 27th Floor
Boston, MA 02110


cc:      B. Alpert
         R. Prins
         L. Lowenbraun
         H. Robichaud
         A. Lonergan